Offerings - Offering: 1	Mar. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	21,805,701
Proposed Maximum Offering Price per Unit	2.6487
Maximum Aggregate Offering Price	$ 57,756,760.2387
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,976.21
Offering Note
(1)
The price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act and represents the average high and low trading prices of the Common Stock as reported on The Nasdaq Capital Market on March 13, 2026.